SEC Registration Nos.
2-56809 and 811-2633

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 35         XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 35              XX

First Variable Rate Fund for Government Income
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

     Immediately upon filing                          XX  on March 31, 1998
pursuant to paragraph (b)                             pursuant to paragraph (b)

     60 days after filing                             on (date)
pursuant to paragraph (a)                             pursuant to paragraph (a)

of Rule 485.

First Variable Rate Fund for Government Income
Form N-1A Cross Reference Sheet

Item number              Prospectus Caption

1.                       Cover Page
2.                       Fund Expenses
3.                       Financial Highlights
                         Yield
4.                       Investment Objective and Policies
                         Management of the Fund
5.                       Management of the Fund
6.                       Alternative Sales Options
                         Management of the Fund
                         Dividends and Taxes
7.                       How to Buy Shares
                         Management of the Fund
                         Net Asset Value
                         When Your Account Will Be Credited
                         Exchanges
8.                       Alternative Sales Options
                         How to Sell Your Shares
9.                       *

                         Statement of Additional Information Captions

10.                      Cover Page
11.                      Table of Contents
                         General Information
13.                      Investment Objective and Strategies
                         Investment Restrictions
                         Portfolio Transactions
14.                      Trustees and Officers
15.                      Trustees and Officers
16.                      Investment Advisor
                         Transfer and Shareholder Servicing Agent
                         Independent Accountants and Custodians
17.                      Portfolio Transactions
18.                      General Information
19.                      Purchase and Redemption of Shares
                         Net Asset Value
                         Financial Statements
20.                      Tax Matters
21.                      *
22.                      Calculation of Yield
23.                      Financial Statements

*  Inapplicable or negative answer

PROSPECTUS --
March 31, 1998
                             FIRST VARIABLE RATE FUND:
                     CALVERT FIRST GOVERNMENT MONEY MARKET FUND
                  4550 Montgomery Avenue, Bethesda, Maryland 20814
-------------------------------------------------------------------------------

INTRODUCTION TO THE FUND

CALVERT FIRST GOVERNMENT MONEY MARKET FUND (the "Fund") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government-backed obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE SUCCESSFUL IN MEETING ITS INVESTMENT OBJECTIVE OR MAINTAINING A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

TO OPEN AN ACCOUNT

Call your broker, or complete and return the enclosed Account Application. Minimum investment is $2,000.

The Fund offers three classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) the original class, Class O shares, which impose no sales charge either at the time you purchase the shares ("front-end sales charge") or at the time of redemption ("contingent deferred sales charge," or "CDSC"); or (ii) Class B or C shares, which impose no front-end sales charge, but may impose a CDSC depending on how long you have owned the shares. Class B and C shares have a higher level of expenses than Class O, including 12b-1 fees. Class B and C shares may be purchased only by exchange from Class B or C shares, respectively, of another Calvert Group Fund. See "Alternative Sales Options" for further details.

ABOUT THIS PROSPECTUS

Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Fund's goals match your own. Keep this document for future reference.

A Statement of Additional Information ("SAI") for the Fund (dated March 31,
1998) has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.

The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


TABLE OF       Fund Expenses                           Net Asset Value
CONTENTS       Financial Highlights                    When Your Account Will Be Credited
               Investment Objectives and Policies      Exchanges
               Yield                                   Other Calvert Group Services
               Management of the Fund                  Selling Your Shares
               SHAREHOLDER GUIDE:                      How to Sell Your Shares
               How to Buy Shares                       Dividends and Taxes

FUND EXPENSES

A. Shareholder Transaction Costs


------------------------------------------------------------------------------------
                                                       Class O   Class B   Class C
     Sales Load on Purchases                           None      None      None
     Sales Load on Reinvested Dividends                None      None      None
     Maximum Contingent Deferred Sales Charge
     (as a percentage of original purchase price or
     redemption, as applicable)                        None      5.00%*    1.00%**
     Redemption Fees                                   None      None      None
     Exchange Fees                                     None      None      None


B.   Annual Fund Operating Expenses - Fiscal Year 1997
     (as a percentage of average net assets)           Class O   Class B   Class C

     Management Fees                                   0.50%     0.50%     0.50%
     Rule 12b-1 Service and Distribution Fees          None      1.00%     1.00%
     Other Expenses                                    0.32%     0.57%     0.32%
                                                       -----     -----     -----
     Total Fund Operating Expenses(1)                  0.82%     2.07%     1.82%
                                                       -----     -----     -----
                                                       -----     -----     -----


*A contingent deferred sales charge is imposed on the proceeds of Class B shares according to the CDSC schedule of the Fund in which the Class B shares were originally purchased. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge" below.

** A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year of the purchase of the Class C shares in the original Fund. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

C.   Example:  You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return (2) redemption at the end of each period, and (3) for Class B and C shares, payment of maximum applicable contingent deferred sales charge.

                         1 YEAR         3 YEARS        5 YEARS        10 YEARS
CLASS O                  $8             $26            $46            $101

CLASS B

Assuming a
complete redemption
at end of period         $72            $108           $134           $208

Assuming no
redemption               $21            $65            $111           $208

CLASS C

Assuming a
complete redemption
at end of period         $29            $57            $99            $214

Assuming no
redemption               $18            $57            $99            $214

THE EXAMPLE, WHICH IS HYPOTHETICAL, SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



-------------------------
(1)Net Fund Operating Expenses after reduction for fees paid indirectly were 0.80% (Class O).

EXPLANATION OF TABLE: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

A. SHAREHOLDER TRANSACTION COSTS are charges you pay when you buy or sell shares of the Fund. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

B. ANNUAL FUND OPERATING EXPENSES are based on the Fund's historical expenses. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. ("Investment Advisor") for managing the Fund's investments and business affairs. The Fund incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Fund's yield or share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information.

The Class B and Class C Rule 12b-1 fees include an asset-based sales charge. Thus, long-term Class B or Class C shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealer and/or their salespersons may receive other compensation for the distribution of the securities or for services to the Fund. See the Statement of Additional Information, "Method of Distribution."

FINANCIAL HIGHLIGHTS

The following table provides information about the financial history of the Fund's Class O shares. It expresses the information in terms of a single share outstanding throughout each year. No Class B or C shares were outstanding during the periods presented. The table has been audited by those independent accountants whose report is included in the Annual Report to Shareholders of the Fund. The tables should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.

YEAR ENDED DECEMBER 31,                      1997      1996
Net asset value, beginning of year           $1.00     $1.00
                                             -----     -----
                                             -----     -----
INCOME FROM INVESTMENT OPERATIONS
          Net investment income              .049      .047
                                             -----     -----

DISTRIBUTIONS FROM
          Net investment income              (.049)    (.047)
                                             -----     -----
Net asset value, end of year                 $1.00     $1.00
                                             -----     -----
                                             -----     -----

Total return (1)                             5.00%     4.79%
                                             -----     -----
                                             -----     -----

Ratio to average net assets
          Net investment income              4.88%     4.69%
                                             -----     -----
                                             -----     -----
          Total expenses (2)                 .82%      .86%
                                             -----     -----
                                             -----     -----
          Net expenses                       .80%      .85%
                                             -----     -----
                                             -----     -----

Net assets, end of year (in thousands)       $232,025  $239,420
                                             --------  --------
                                             --------  --------

Number of shares outstanding
 ending in thousands                         232,514   239,910
                                             -------   -------
                                             -------   -------



-------------------------
(1)Total return has not been audited prior to 1994.
(2)Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

YEAR ENDED DECEMBER 31,                      1995      1994
Net asset value, beginning of year           $1.000    $1.000
                                             ------    ------
                                             ------    ------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income                   .051      .036
                                             ----      ----
DISTRIBUTIONS FROM
     Net investment income                   (.051)    (.036)
                                             ------    ------

Net asset value, end of year                 $1.000    $1.000
                                             ------    ------
                                             ------    ------

Total return (1)                             5.22%     3.66%
                                             -----     -----
                                             -----     -----

Ratio to average net assets
     Net investment income                   5.04%     3.56%
                                             -----     -----
                                             -----     -----
     Total expenses (2)                      .89%      --
                                             ----      ----
                                             ----      ----
     Net expenses                            .88%      .81%
                                             ----      ----
                                             ----      ----

Net assets, end of year (in thousands)       $241,150  $230,183
                                             --------  --------
                                             --------  --------
Number of shares outstanding at end
of year (in thousands)                       241,685   230,618
                                             --------  --------
                                             --------  --------


YEAR ENDED DECEMBER 31,                      1993      1992
Net asset value, beginning of year           $1.000    $1.000
                                             ------    ------
                                             ------    ------

INCOME FROM INVESTMENT OPERATIONS
     Net investment income                   .027      .033
                                             ----      ----
DISTRIBUTIONS FROM
     Net investment income                   (.027)    (.033)
                                             ------    ------
Net asset value, end of year                 $1.000    $1.000
                                             ------    ------
                                             ------    ------

Total return (3)                             2.70%     3.40%
                                             -----     -----
                                             -----     -----

Ratio to average net assets
     Net investment income                   2.66%     3.30%
                                             -----     -----
                                             -----     -----
     Total expenses (4)                      --        --
                                             --        --
                                             --        --
     Net expenses                            .81%      .82%
                                             ----      ----
                                             ----      ----

Net assets, end of year (in thousands)       $263,260  $314,999
                                             --------  --------
                                             --------  --------
Number of shares outstanding at end
 of year (in thousands)                      263,930   315,667
                                             --------  --------
                                             --------  --------



-------------------------
(1)Total return has not been audited prior to 1994.
(2)Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(3)Total return has not been audited prior to 1994.
(4)Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

                                                                              5

YEAR ENDED DECEMBER 31,                      1991      1990
Net asset value, beginning of year           $1.000    $1.000
                                             ------    ------
                                             ------    ------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income                   .055      .073
                                             ----      ----
DISTRIBUTIONS FROM
     Net investment income                   (.055)    (.073)
                                             ------    ------
Net asset value, end of year                 $1.000    $1.000
                                             ------    ------
                                             ------    ------

 Total return (1)                            5.65%     7.61%
                                             -----     -----
                                             -----     -----
Ratio to average net assets
     Net investment income                   5.49%     7.36%
                                             -----     -----
                                             -----     -----
     Total expenses (2)                      --        --
                                             --        --
                                             --        --
     Net expenses                            .82%      .83%
                                             ----      ----
                                             ----      ----
Net assets, end of year (in thousands)       $353,339  $342,206
                                             --------  --------
                                             --------  --------
Number of shares outstanding at end
 of year (in thousands)                      353,851   342,527
                                             -------   -------
                                             -------   -------


YEAR ENDED DECEMBER 31,                      1989      1988
Net asset value, beginning of year           $1.000    $1.000
                                             ------    ------
                                             ------    ------
INCOME FROM INVESTMENT OPERATIONS
     Net investment income                   .082      .067
                                             ----      ----
DISTRIBUTIONS FROM
     Net investment income                   (.082)    (.067)
                                             ------    ------
                                             ------    ------
Net asset value, end of year                 $1.000    $1.000
                                             ------    ------
                                             ------    ------

 Total return (3)                            6.57%     6.91%
                                             -----     -----
                                             -----     -----
Ratio to average net assets
     Net investment income                   8.21%     6.65%
                                             -----     -----
                                             -----     -----
     Total expenses (4)                      --        --
                                             --        --
                                             --        --
     Net expenses                            .85%      .92%
                                             ----      ----
                                             ----      ----
Net assets, end of year (in thousands)       $359,274  $367,321
                                             --------  --------
                                             --------  --------
Number of shares outstanding at end
 of year (in thousands)                      359,654   367,725
                                             -------   -------
                                             -------   -------



-------------------------
(1)Total return has not been audited prior to 1994.
(2)Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(3)Total return has not been audited prior to 1994.
(4)Effective December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests solely in debt obligations issued or guaranteed by the United States, its agencies or instrumentalities, assignments of interest in such obligations, and commitments to purchase such obligations ("U.S. Government-backed obligations"). The Fund may invest in U.S. Government-backed obligations subject to repurchase agreements with the recognized securities dealers and banks.

U.S. GOVERNMENT OBLIGATIONS

Obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, are supported by the full faith and credit of the U.S. Government.

Securities issued by the U.S. Government include a variety of Treasury securities which differ only in their interest rates, maturities, and time of issuance. In addition, numerous agencies (such as Government National Mortgage Association, Farmers Home Administration, Federal Housing Administration, and Small Business Administration) and instrumentalities (such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association and Federal Home Loan Bank) issue or guarantee obligations. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; still others are supported only by the credit of the instrumentality.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back at a higher price. These transactions must be fully secured at all times, but they involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral.

BANK CERTIFICATES OF DEPOSIT

The Fund may also invest in certificates of deposit ("CDs") and other debt obligations of commercial banks, savings banks, and savings and loan associations having assets of less than $1 billion, provided that the principal amount of such certificate is insured in full by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC presently insures accounts up to $100,000; interest earned above $100,000 is not insured by the FDIC.

VARIABLE RATE OBLIGATIONS

The Fund may invest in variable and floating rate obligations. Variable rate obligations have a yield which is adjusted periodically based upon changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when that rate changes. Variable and floating rate obligations lessen the capital fluctuations usually inherent in fixed income investments, to diminish the risk of capital depreciation of investments and shares; but this also means that should interest rates decline, the yield of each class of the Fund will decline and the Fund would not have as many opportunities for capital appreciation of Fund investments.

OTHER POLICIES

Investments in Government-backed securities are subject to certain market risks, and there is, of course, no assurance that the Fund will be successful in meeting its investment objective.

The Fund may temporarily borrow money from banks (and pledge its assets to secure such borrowing) to meet redemption requests. Such borrowing may not exceed 25% of the value of the Fund's total assets. The Fund has adopted certain fundamental investment restrictions which are discussed in detail in the Statement of Additional Information. Unless specifically noted otherwise, the investment objective, policies and restrictions of the Fund are fundamental and may not be changed without shareholder approval.

YIELD

YIELD REFERS TO INCOME GENERATED BY AN INVESTMENT OVER A PERIOD OF TIME.

The Fund may advertise "yield" and "effective yield" for each class. Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to the actual income generated by an investment in the Fund over a particular base period, stated in the advertisement. If the base period is less than one year, the yield will be "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The

"effective yield" is calculated like yield, but assumes reinvestment of earned income and accordingly produces a higher figure. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

MANAGEMENT OF THE FUND

THE BOARD OF TRUSTEES SUPERVISES THE ACTIVITIES AND REVIEWS ITS CONTRACTS WITH COMPANIES THAT PROVIDE THE FUND WITH SERVICES.

Calvert First Government Money Market Fund is a series of First Variable Rate Fund for Government Income, an open-end diversified management investment company, organized as a Massachusetts business trust. Since September 1, 1991, the series has been doing business as Calvert First Government Money Market Fund.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected Class.

CALVERT GROUP IS ONE OF THE LARGEST INVESTMENT MANAGEMENT FIRMS IN THE WASHINGTON, D.C. AREA.

Calvert Group, Ltd., parent of the Fund's investment advisor, shareholder servicing agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1997, Calvert Group managed and administered assets in excess of $5.0 billion and more than 200,000 shareholder and depositor accounts.

CALVERT ASSET MANAGEMENT SERVES AS ADVISOR TO THE FUND.

Calvert Asset Management Company, Inc. (the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services.

THE ADVISOR RECEIVES A FEE BASED ON A PERCENTAGE OF THE FUND'S ASSETS.

For its services during fiscal year 1997, the Advisor was entitled, pursuant to the Investment Advisory Agreement to receive, and did receive 0.50% of the Fund's average daily net assets as investment advisory fees.

CALVERT DISTRIBUTORS, INC. SERVES AS UNDERWRITER TO MARKET THE FUND'S SHARES.

Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

THE TRANSFER AGENT KEEPS YOUR ACCOUNT RECORDS.

Calvert Shareholder Services, Inc. is the shareholder servicing agent for the Fund. National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, Kansas City, Missouri, 64105, is the transfer and dividend disbursing agent for the Fund.

SHAREHOLDER GUIDE

OPENING AN ACCOUNT

YOU CAN BUY SHARES OF THE FUND IN SEVERAL WAYS WHICH ARE DESCRIBED HERE.

An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.

ALTERNATIVE SALES OPTIONS
The Fund offers three classes of shares:

CLASS O SHARES - NO FRONT-END OR BACK-END LOAD

Class O shares are sold at net asset value with no front-end sales charge at the time of purchase and no back-end load when they are redeemed.

CLASS B SHARES - BACK-END LOAD OPTION

Class B shares may be purchased only by exchange from Class B shares of another Calvert Group Fund. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge upon redemption. The amount of the contingent deferred sales charge ("CDSC") and the number of years a purchase is subject to the CDSC, as well as when the Class B shares will automatically convert to Class A shares all depend on the Fund in which the original purchase was made.

CLASS C SHARES - LEVEL LOAD OPTION

Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They are subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund.

CLASS B AND C SHARES HAVE HIGHER EXPENSES.

Class B and C bear some of the costs of selling their respective shares under Distribution Plans with respect to its Class B and C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Class O has no Distribution Plan expenses, while payments under the Class B and C Distribution Plan are 1.00% annually of the average daily net asset attributable to their respective classes.

CLASS O SHARES

Class O shares are sold with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. CDI does not receive any compensation from the Fund with respect to Class O shares, although from its own resources CDI may pay dealers services fees of up to 0.20% of the Class O average daily net assets maintained by such dealers.

CLASS B SHARES

Class B shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge, according to the schedule of the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares will automatically convert to Class O shares, according to the conversion schedule of the Class B shares of the original Fund. Class O shares are subject to a lower Distribution Plan charge. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class O shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class O shares than the number of Class B shares converted. Under current law, it is the Advisor's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interests of the Class B shareholders.

CLASS B DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan with respect to its Class B shares (the "Class B Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares, to pay expenses of the distribution of Class B shares. Amounts paid by the Fund under the Class B Distribution Plan are used to pay a distribution fee of 0 .75% to CDI; and to pay a service fee at an annual rate of 0.25% of the average daily net asset value of shares sold.

CLASS C SHARES

Class C shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Portfolio may impose a deferred sales charge of 1.00% on shares redeemed during the first year after purchase of the Class C shares in the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

CLASS C DISTRIBUTION PLAN

The Portfolio has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class B Distribution Plan are used to pay a distribution fee of 0.75% to CDI; and to pay a service fee at an annual rate of 0.25% of the average daily net asset value of shares sold.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES

Class B and Class C shares that are redeemed will not be subject to a contingent deferred charge to the extent that the value of such shares represents (1) reinvestment of dividends or capital gains distributions, or (2) capital appreciation of shares redeemed. Any contingent deferred sales charge is imposed on the net asset value of the shares at the time of redemption of the Fund shares, or the net asset value of the Class B or Class C shares in the original Fund at the time of their purchase, whichever is lower. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge on Class B Shares will be waived in the following circumstances: (1) redemption upon the death or disability of the shareholder, plan participant, or beneficiary ("disability" shall mean a total disability as evidenced by a determination by the federal Social Security Administration); (2) minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older (with the maximum amount subject to this waiver being based only upon the shareholder's Calvert retirement accounts); (3) return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), or 402)(g)(2), or 401(m)(6) of the
Internal Revenue Code; (4) involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees; (5) a single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance (minimum account balance $50,000 to establish).

ARRANGEMENTS WITH DEALERS AND OTHERS

CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Portfolio and/or shares of other Portfolios underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Class B and C Rule 12b-1 Distribution Plan and in compliance with the rules of the NASD. Dealers and others may receive different levels of compensation depending on which class of shares they sell.

NET ASSET VALUE

THE FUND'S CLASS O SHARES ARE SOLD WITHOUT A SALES CHARGE.

Net asset value, or "NAV", refers to the worth of one share. NAV is computed by adding the value of a Fund's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV is calculated as of the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. The Fund securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.

All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/100 of a share). The Fund may send monthly statements in lieu of immediate confirmations of purchases and redemptions.

                                 HOW TO BUY SHARES

METHOD              NEW ACCOUNTS                  ADDITIONAL INVESTMENTS
By Mail             $2,000 minimum                $250 minimum

                    Please make your check        Please make your check
                    payable to the Fund           payable to the Fund


                                                                             10


                    and mail it with your         and mail it with your
                    application to:               investment slip to:

                    Calvert Group                 Calvert Group
                    P.O. Box 419544               P.O. Box 419739
                    Kansas City, MO               Kansas City, MO
                    64141-6544                    64141-6739

BY REGISTERED, CERTIFIED, OR OVERNIGHT MAIL:
                    Calvert Group                 Calvert Group
                    c/o NFDS, 6th Floor           c/o NFDS, 6th Floor
                    1004 Baltimore                1004 Baltimore
                    Kansas City, MO               Kansas City, MO
                    64105-1807                    64105-1807

Through Your Broker $2,000 minimum                $250 minimum

At the Calvert      Visit the Calvert Office to make investments by check.
Office              See back cover page for the address.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR FINANCIAL PROFESSIONAL, OR CALVERT GROUP AT 800-368-2745

By Exchange         $2,000 minimum                $250 minimum

(From your account in another Calvert Group Fund)

When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire        $2,000 minimum                $250 minimum

By Calvert Money    Not Available for             $50 minimum
Controller*         Initial Investment

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

WHEN YOUR ACCOUNT WILL BE CREDITED

BEFORE YOU BUY SHARES, PLEASE READ THE FOLLOWING INFORMATION TO MAKE SURE YOUR INVESTMENT IS ACCEPTED AND CREDITED PROPERLY.

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, redemptions against those funds (including drafts) will not be honored. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee.

Your purchase will be processed at the net asset value calculated after your order is received and accepted. The Portfolio attempts to maintain a constant net asset value of $1.00 per share. Except in the case of telephone orders, investors whose payments are received in or converted into federal funds by 12:30 p.m. Eastern time by the custodian will receive the dividend declared that day. If your wire purchase is received after 12:30 p.m. Eastern time, your account will begin earning dividends on the next business day. A telephone order placed to Calvert Institutional Marketing Services by 12:30 p.m. Eastern time will become effective at the price determined at 5 p.m. Eastern time and the shares purchased will receive the dividend declared on Fund shares that day if federal funds are received by the custodian by 5 p.m. Eastern time. Exchanges begin earning dividends the next business day after the exchange request is received by mail or by telephone. Purchases received by check will begin earning dividends the next business day after they are processed to the account. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited the next business day or upon receipt. Any check purchase received without an investment slip may cause delayed crediting.

EXCHANGES

EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER. THEREFORE, YOU COULD REALIZE A TAXABLE GAIN OR LOSS ON THE TRANSACTION.

If your investment goals change, the Calvert Group Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund or Portfolio, please note the following:

- Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

- Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

- Shares on which you have already paid a sales charge or shares acquired by reinvestment of dividends or distributions at Calvert Group may be exchanged into another Fund at no additional charge.

- Shares may only be exchanged for shares of the same Class of another Calvert Group Fund.

- No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The CDSC is imposed at the time the shares acquired by the exchange are redeemed, applying the CDSC schedule of the original Fund.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

OTHER CALVERT GROUP SERVICES

CALVERT INFORMATION NETWORK

Calvert Group has around-the-clock telephone service and website at http://www.calvertgroup.com that lets existing customers obtain prices, performance information, account balances, and by telephone only, authorize transactions.

CALVERT MONEY CONTROLLER

CALVERT MONEY CONTROLLER ELIMINATES THE DELAY OF MAILING A CHECK OR THE EXPENSE OF WIRING FUNDS. YOU CAN REQUEST THIS FREE SERVICE ON YOUR APPLICATION.

This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call. Allow two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert Group account, call your broker or Calvert for more information.

TELEPHONE TRANSACTIONS

CALVERT MAY RECORD ALL TELEPHONE CALLS.

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent, the shareholder servicing agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

OPTIONAL SERVICES

COMPLETE THE APPLICATION FOR THE EASIEST WAY TO ESTABLISH SERVICES.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

HOUSEHOLDING OF GENERAL MAILINGS

HOUSEHOLDING REDUCES FUND EXPENSES WHILE SAVING PAPER AND POSTAGE EXPENSE.

If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirmations, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.

SPECIAL SERVICES AND CHARGES

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

TAX-SAVING RETIREMENT PLANS

Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the "How to Buy Shares" chart.

- Traditional and Roth individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

- Qualified Profit-Sharing and Money Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, corporations and their employees and certain tax-exempt organizations.

- Simple IRA and Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations.

- 403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

SELLING YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received (less any applicable CDSC). See below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

REDEMPTION REQUIREMENTS TO REMEMBER

TO ENSURE ACCEPTANCE OF YOUR REDEMPTION REQUEST, PLEASE FOLLOW THE PROCEDURES DESCRIBED HERE AND BELOW.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

If you sell shares by telephone or written request, you will receive dividends through the date the request is received and processed. If you write a draft to sell shares, the shares will earn dividends until the draft is presented to the Fund to be paid.

MINIMUM ACCOUNT BALANCE IS $1,000.

Please maintain a balance in each of your fund accounts of at least $1,000. If the balance in your money market account falls below the $1,000 minimum during a month, a $3 fee will be charged to your account. This fee is paid to the portfolio to offset the generally higher costs of small dollar accounts.

HOW TO SELL YOUR SHARES

DRAFTWRITING (NOT AVAILABLE FOR CLASS B AND C)

You may redeem shares in your account by writing a draft for at least $250. If you complete and return a signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Fund will charge a service fee for drafts returned for insufficient funds. The Fund will charge $25 for any stop payments on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

BY MAIL TO:

CALVERT GROUP
P.O. BOX 419544
KANSAS CITY, MO
64179-6544

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

TYPE OF                       REQUIREMENTS
REGISTRATION

Corporations, Associations    Letter of instruction and a corporate resolution,
                              signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

BY TELEPHONE

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions."

CALVERT MONEY CONTROLLER

Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Calvert Money Controller will be subject to the Contingent Deferred Sales Charge.

EXCHANGE TO ANOTHER CALVERT GROUP FUND

You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.

SYSTEMATIC CHECK REDEMPTIONS

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of each month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

THROUGH YOUR BROKER

If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS AND TAXES

EACH YEAR, THE FUND DISTRIBUTES SUBSTANTIALLY ALL OF ITS NET INVESTMENT INCOME TO SHAREHOLDERS.

Dividends from the Fund's net investment income are declared daily and paid monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Dividend and distribution payments will vary between classes; dividend payments will generally be higher for Class O shares.

DIVIDEND PAYMENT OPTIONS

Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from the Fund may also be invested in shares of any other Calvert Group Fund or Portfolio, at no additional charge. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

FEDERAL TAXES

In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the Fund during the past year. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares.

OTHER TAX INFORMATION

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

TAXPAYER IDENTIFICATION NUMBER

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires the Fund to withhold 31% of your dividends. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

TO OPEN AN ACCOUNT:                          Prospectus
     800-368-2748                            March 31, 1998

PERFORMANCE AND PRICES:
Calvert Information Network                  CALVERT FIRST GOVERNMENT
24 hours, 7 days a week                      MONEY MARKET FUND
     800-368-2745

SERVICE FOR EXISTING ACCOUNT:
     Shareholders     800-368-2745
     Brokers          800-368-2746


TDD FOR HEARING IMPAIRED:
     800-541-1524

BRANCH OFFICE:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

REGISTERED, CERTIFIED OR
OVERNIGHT MAIL:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

CALVERT GROUP WEB-SITE
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

                             FIRST VARIABLE RATE FUND:
                     CALVERT FIRST GOVERNMENT MONEY MARKET FUND

                        STATEMENT OF ADDITIONAL INFORMATION
                                   MARCH 31, 1998


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT             TRANSFER AGENT
Calvert Shareholder Services, Inc.      National Financial Data Services, Inc.
4550 Montgomery Avenue                  1004 Baltimore
Suite 1000N                             6th Floor
Bethesda, Maryland 20814                Kansas City, Missouri 64105

PRINCIPAL UNDERWRITER                   INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.              Coopers & Lybrand, L.L.P.
4550 Montgomery Avenue                  250 West Pratt Street
Suite 1000N                             Baltimore, Maryland 21201
Bethesda, Maryland 20814



                                  TABLE OF CONTENTS

          Investment Objective and Strategy                          1
          Investment Restrictions                                    2
          Dividends and Distributions                                2
          Tax Matters                                                2
          Net Asset Value                                            3
          Calculation of Yield                                       4
          Advertising                                                4
          Purchases and Redemption of Shares                         5
          Trustees and Officers                                      5
          Investment Advisor                                         8
          Transfer and Shareholder Servicing Agent                   9
          Portfolio Transactions                                     9
          Independent Accountants and Custodians                     9
          Method of Distribution                                    10
          General Information                                       10
          Financial Statements                                      11

STATEMENT OF ADDITIONAL INFORMATION--March 31, 1998

                             FIRST VARIABLE RATE FUND:
                     CALVERT FIRST GOVERNMENT MONEY MARKET FUND
           4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

--------------------------------------------------------------------------------
     New Account    (800) 368-2748      Shareholder
     Information:   (301) 951-4820      Services:      (800) 368-2745
--------------------------------------------------------------------------------
     Broker         (800) 368-2746      TDD for the Hearing-
     Services:      (301) 951-4850      Impaired:      (800) 541-1524
--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the First Variable Rate Fund Calvert First Government Money Market Fund (the "Fund") Prospectus, dated March 31, 1998, which may be obtained free of charge by writing or calling the Fund at the telephone numbers listed above.

--------------------------------------------------------------------------------
                          INVESTMENT OBJECTIVE AND STRATEGY
--------------------------------------------------------------------------------

     In pursuing its objective of earning the highest possible yield consistent with safety, liquidity, and preservation of capital, the Fund invests solely in debt obligations issued or guaranteed by the United States, its agencies or instrumentalities, assignments of interest in such obligations, and commitments to purchase such obligations ("U.S. Government-backed obligations"). The Fund may invest in U.S. Government-backed obligations subject to repurchase agreements with recognized securities dealers and banks.
     The Fund engages in repurchase Agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. If the seller were to become bankrupt, the Fund might realize a loss if the value of the underlying security did not equal or exceed the repurchase price. In order to minimize the risk of investing in repurchase agreements, the Fund engages in such transactions only with recognized securities dealers and banks and in all instances holds underlying securities with a value equal to the total repurchase price such dealer or bank has agreed to pay. Repurchase agreements are always for periods of less than one year and no more than 10% of the Fund's assets may be invested in repurchase agreements not terminable within seven days.
     Although all the securities purchased by the Fund are Government-backed as to principal or secured by such securities, some of the types of Government securities the Fund buys may be sold at a premium which is not backed by a Government guarantee. The premiums are amortized over the life of the security; however, if a security should default or be prepaid, the Fund could realize as a loss the unamortized portion of such premium.
     In the Government-guaranteed loan market, most purchases of new issues are made under firm (forward) commitment agreements. Purchases of long-term fixed rate debt securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. Forward commitment agreements for variable rate securities, unlike such agreements for fixed rate securities, are stable in value; the Fund's Advisor believes the risk of loss under forward commitment agreements involving variable rate obligations to be insignificant.
     All the Fund's investments maturing in more than one year will have a variable rate feature under which the yield is adjusted periodically based upon changes in money market rates such as prime. Such adjustments will be made at least semi-annually. Variable rate securities minimize the wide fluctuations in capital value that represent the traditional drawback to such long-term investments; but this also means that should interest rates decline, the amount of return paid by the Fund will decline and the Fund will forego the opportunity of capital appreciation on its portfolio securities.
     The foregoing objective and policies may not be altered without the prior approval of the holders of a majority of the outstanding shares of the Fund. There is, of course, no assurance that the Fund will be successful in meeting the above investment objective.

--------------------------------------------------------------------------------
                               INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The Fund has adopted the following investment restrictions and fundamental policies. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. The Fund may not:
          (1) Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds;
          (2) Borrow money, except from banks as a temporary measure for emergency (not leveraging) purposes in an amount not greater than 25% of the value of the Fund's total assets
          (including the amount borrowed) at the time the borrowing is made. Investment securities will not be purchased while borrowings are outstanding. Borrowings will only be undertaken to facilitate the meeting of redemption requests;
          (3) Pledge its assets, except to secure borrowing for temporary or emergency purposes and then only in an amount up to 25% of its total assets. Although the Fund has the right to pledge in excess of 10% of the value of its assets, it will not do so as a matter of operating policy in order to comply with certain state investment restrictions;
          (4) Sell securities short;
          (5) Write or purchase put or call options;
          (6) Underwrite the securities of other issuers;
          (7) Purchase a security which is subject to legal or contractual restrictions on resale, i.e., restricted securities;
          (8) Purchase or sell real estate investment trust securities, commodities, or oil and gas interests;
          (9) Make loans to others, except for repurchase transactions
          (the purchase of a portion of publicly distributed debt securities is not considered the making of a loan);
          (10) Invest in companies for the purpose of exercising control; or invest in the securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, or in connection with a trustee's deferred compensation plan.

--------------------------------------------------------------------------------
                             DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     Dividends from the Fund's net investment income are declared daily and paid monthly. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue or market discount or premium), less expenses. Realized and unrealized gains and losses are not included in net investment income. Net short-term capital gains will be distributed once each year, although the Fund may distribute them more frequently if necessary in order to maintain the Fund's net asset value at $1.00 per share. Distributions of net capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not intend to make any such distributions from securities profits unless available loss carryovers, if any, have been used or have expired. Dividends and distributions may differ among the classes.
     Purchasers of Fund shares begin receiving dividends from the date federal funds are received by the Fund. Purchases by bank wire received by the Fund's custodian prior to 12:30 p.m., Eastern time, represent immediately available federal funds. Shareholders redeeming shares by telephone, electronic funds transfer or written request will receive dividends through the date that the redemption request is received; shareholders redeeming shares by draft will receive dividends up to the date such draft is presented to the Fund for payment.

--------------------------------------------------------------------------------
                                     TAX MATTERS
--------------------------------------------------------------------------------

     In 1997, the Fund did qualify and in 1998, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Fund will not be subject to federal income taxes, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and net capital gains.

     Dividends of net investment income and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. Net long-term capital gain distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long-or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.
     The Fund is required to withhold 31% of any dividends (including long-term capital gain dividends, if any) if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting; or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount of dividends withheld.
     Shareholders exempt from backup withholding include: corporations; financial institutions, tax-exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to backup withholding but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.
     Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. The law of the states varies concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

--------------------------------------------------------------------------------
                                   NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset value per share of the Fund, the price at which shares are redeemed (less any applicable contingent deferred sales charge, "CDSC"), is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding. Net asset value is calculated separately for each class. It is determined every business day at the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be appropriate or necessary. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
     The Fund's assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.
     Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to value its assets at amortized cost if the Fund maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of 13 months or less. Rule 2a-7 further requires, as a condition of its use, that the Fund invest only in obligations determined by the Trustees to be of high quality with minimal credit risks and requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share. If such deviation exceeds l/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based upon available market quotations.

NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($232,024,778/232,513,728 shares)      $1.00
                                             -----
                                             -----

--------------------------------------------------------------------------------
                                 CALCULATION OF YIELD
--------------------------------------------------------------------------------

     Yield is calculated separately by class by dividing the net change exclusive of capital changes in the value of a share during a particular base period by the net asset value per share at the beginning of such period and annualizing the result. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Fund's effective yield for a seven-day period is its annualized compounded average yield during the period, calculated according to the following formula:

                                                           365/7
                Effective yield = [(Base period return + 1)     ] - 1

For the seven day period ended December 31, 1997, the Fund's Class O yield was 5.08% and effective yield was 5.21%.
     The Fund's yield fluctuates in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective. No yield is presented for Class B or C shares because no Class B or C Shares were outstanding as of the fiscal year ending December 31, 1997.

--------------------------------------------------------------------------------
                                     ADVERTISING
--------------------------------------------------------------------------------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, THE WALL STREET JOURNAL, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, November 30, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

--------------------------------------------------------------------------------
                          PURCHASES AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

     Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares"). Certain Class B and C Shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (See Prospectus, "Calculation of Contingent Deferred Sales Charge").
     Shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. The draft writing service is not available for Class B and C Shares. The draft writing service will be subject to the customary rules and regulations governing checking accounts, and the Fund reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Fund reserves the right to charge a service fee for drafts returned for uncollected or insufficient funds, and will charge $25 for stop payments. As a service to shareholders, the Fund may automatically transfer the dollar amount necessary to cover drafts you have written on the Fund to your Fund account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Fund may charge a fee for this service.
     When a payable through draft is presented to the Custodian for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft may be returned. Drafts presented for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored.
     Existing shareholders who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice to Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or credit union. Further documentation may be required from corporations, fiduciaries, and institutional investors.
     The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

--------------------------------------------------------------------------------
                                TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

     RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
     FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB: 10/29/35. Address: 308 East Broad Street, PO Box 2007, Westfield, New Jersey 07091.

     FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817
     *CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.
     DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOD:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
     PETER W. GAVIAN, CFA, Trustee. Mr. Gavian was a principal of Gavian De Vaux Associates, an investment banking firm. He continues to be President of with Corporate Finance of Washington, Inc. DOB: 12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201.
     JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
     *BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
     M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.
     ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
     *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
     *D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is Executive Chairman of GroupServe, an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB:
07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
     RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.
     RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/47.
     WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and

Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB:
08/12/47.
     DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
     SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
     KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
     LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.
     IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 09/07/68.

     The address of Trustees and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and Officers as a group own less than 1% of the Portfolio's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Each of the above named trustees and officers is a trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the Trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl and Pugh and Ms. Krumsiek are among the Directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the Directors, and Calvert New World Fund, Inc., of which only and Ms. Krumsiek and Mr. Martini are among the Directors.
     The Board's Audit Committee is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.
     During fiscal 1997, trustees of the Fund not affiliated with the Fund's Advisor were paid $32,992. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
     Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

                             Trustee Compensation Table


Fiscal Year 1997         Aggregate Compensation          Pension or Retirement       Total Compensation from
(unaudited numbers)      from Registrant for Service     Benefits Accrued as part    Registrant and Fund
                         as Trustee                      of Registrant Expenses*     Complex paid to
Name of Trustee                                                                      Trustee**
------------------------------------------------------------------------------------------------------------
Richard L. Baird, Jr.    $2,418                          $0                          $34,450
Frank H. Blatz, Jr.      $3,076                          $3,076                      $46,000
Frederick T. Borts       $2,323                          $0                          $32,500
Charles E. Diehl         $2,968                          $2,968                      $44,500
Douglas E. Feldman       $2,318                          $0                          $32,500
Peter W. Gavian          $1,488                          $1,259                      $38,500
John G. Guffey, Jr.      $3,019                          $0                          $61,615
M. Charito Kruvant       $2,588                          $0                          $36,250
Arthur J. Pugh           $3,129                          $104                        $48,250
D. Wayne Silby           $2,480                          $0                          $62,830


*Messrs. Blatz, Diehl, Gavian and Pugh have chosen to defer a portion of their compensation. As of December 31, 1997, total deferred compensation, including dividends and capital appreciation, was $555,901.79, $545,259.10, $137,436.70 and $187,735.55, for each trustee, respectively.
**As of December 31, 1997. The Fund Complex consists of nine (9) registered investment companies.

--------------------------------------------------------------------------------
                                  INVESTMENT ADVISOR
--------------------------------------------------------------------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C.
     The Advisory Contract (the "Contract") between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Contract, interested persons of parties to the Contract, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
     Under the Contract, the Advisor provides investment advice to the fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives a fee of 0.50% of the first $500 million of the average daily net assets of the Fund, 0.45% of the next $400 million of such assets, 0.40% of the next $400 million of such assets, 0.35% of the next $700 million of such assets, and 0.30% on all assets in excess of $2 billion. Such fee is payable monthly.
     The Advisor provides the Fund with investment advice and research, office space, administrative services, furnishes executive and other personnel to the Fund, pays the salaries and fees of all trustees who are affiliated persons of the Advisor, and pays all Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services for Class O shares. The Fund pays all other operating expenses, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. However, the Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, and extraordinary items) exceeding, on a pro rata basis, 1% of the Fund's average daily net assets.

     The advisory fees paid to the Advisor under the Advisory Contract for the 1995, 1996, and 1997 fiscal years were $1,182,171, $1,238,849 and $1,206,618, respectively. No expense reimbursements have been required under the Contract.

--------------------------------------------------------------------------------
                       TRANSFER AND SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
     For its fiscal years ended December 31, 1995, 1996, and 1997, the Fund paid Calvert Shareholder Services, Inc. fees of $556,450, $561,279 and $447,044, respectively.

--------------------------------------------------------------------------------
                                PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

     Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Trustees.
     It is intended that all securities maturing in more than one year will be held to maturity. Sales of securities to facilitate the redemption of Fund shares is contemplated, but such sales will be primarily from the short-term instruments in the Fund's portfolio on which brokerage charges, if any, are minimal. The Fund anticipates that its portfolio turnover rate with respect to securities with maturities in excess of one year will be no more than 5%.
     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase of sale of portfolio securities with dealers who provide it with statistical, research, or other information and services. Although any statistical, research, or other information and services provided by dealers may be useful to the Advisor, the dollar value of such information is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. No brokerage commissions have been paid to any broker-dealer that provided the Fund's Advisor with research or other services.
     The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.

--------------------------------------------------------------------------------
                        INDEPENDENT ACCOUNTANTS AND CUSTODIANS
--------------------------------------------------------------------------------

     Coopers & Lybrand, L.L.P., has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, currently serves as custodian of the Portfolio's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Portfolio's cash assets. Neither custodian has any part in deciding the Portfolio's investment policies or the choice of securities that are to be purchased or sold for the Portfolio.

--------------------------------------------------------------------------------
                                METHOD OF DISTRIBUTION
--------------------------------------------------------------------------------

     The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee from the Fund paid through the Distribution Plans of Class B and C. Class O has no Distribution Plan. For Class B and Class C shares, CDI receives any CDSC paid.
     Pursuant to Rule 12b-1 under the 1940 Act, Class B and Class C have adopted Distribution Plans (the "Plans") which permit them to pay certain expenses associated with the distribution and servicing of its shares. Such expenses may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively.
     The Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the affected Class and its shareholders.
     The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Portfolio. Any change in the Plans that would materially increase the cost to the affected Class of Portfolio requires approval of the shareholders of that class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
     Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolio.
     Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Portfolio. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

--------------------------------------------------------------------------------
                                 GENERAL INFORMATION
--------------------------------------------------------------------------------

     The Fund is organized as a Massachusetts business trust, and has one series, the Calvert First Government Money Market Fund which was known as First Variable Rate Fund prior to September 1, 1991. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
     The Fund offers three separate classes of shares: Class O, Class B and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class may be subject to differing sales charges and expenses, which will result in different dividends and distributions. Upon any liquidation of the Fund. Shareholders of each class are entitled to share pro rata in the Fund's net assets available for distribution.
     The Fund will send its shareholders periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
     The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

--------------------------------------------------------------------------------
                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The audited financial statements included in the Fund's Annual Report to Shareholders dated December 31, 1997 are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits

        (a) Financial statements

        Financial statements incorporated by reference to:

        Registrant's audited Annual Report to Shareholders of Calvert First Government Money Market Fund, dated December 31, 1997, and filed March 9, 1998.

        Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

        (b)    Exhibits:

        1. Declaration of Trust (incorporated by reference to Registrant's Post-Effective Amendment No. 11, May 1, 1984).

        2. By-Laws (incorporated by reference to Registrant's
        Post-Effective Amendment No. 11, May 1, 1984).

        4. Specimen Stock Certificate, (incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 30, 1992).

        5. Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 11, May 1, 1984).

        6. Underwriting and Dealer Agreement, filed herewith.

        7. Trustees' Deferred Compensation Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 30, 1992).

        8. Custodial Contract, filed herewith.

        9. Transfer Agency Contract, filed herewith.

        10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

        11. Consent of Independent Accountants to Use of Report.

        12. Retirement Plans Calvert First Government Money Market
        Fund only (incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 30, 1992, and incorporated by reference to Registrant's Post-Effective Amendment No.16, April 28, 1989).

        15. Plan of Distribution, filed herewith for the Calvert First

        Government Money Market Fund, and, for the Florida Municipal Intermediate Fund only, incorporated by reference to the Registrant's Post-Effective Amendment No. 33, April 29, 1996.

        16. Schedule for Computation of Performance Quotation (incorporated by reference to Registrant's Post-Effective Amendment No. 15, April 30, 1988).

        17. Financial Data Schedules.

        18. Multiple-class Plan under the Investment Company Act of 1940 Rule 18f-3, filed herewith.

        Exhibits 3, 13 and 14 are omitted because they are inapplicable.

Item 25. Persons Controlled By or Under Common Control With Registrant

Item 26. Number of Holders of Securities

        As of February 28, 1998, there were 12,845 holders of record of Registrant's Class A shares of beneficial interest for Calvert First Government Money Market Fund.

        As of February 28, 1998, there were 75 holders of record of Registrant's Class A shares of beneficial interest for Calvert Florida Municipal Intermediate Fund.

Item 27. Indemnification

        Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

        Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item 28. Business and Other Connections of Investment Adviser


                         Name of Company, Principal
Name                     Business and Address                    Capacity
Barbara J. Krumsiek      Acacia Capital Corporation              Officer
                         Calvert Municipal Fund, Inc.             and
                         Calvert World Values Fund, Inc.         Director

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income                       and
                         Calvert Tax-Free Reserves               Trustee
                         Calvert Social Investment Fund
                         Calvert Cash Reserves
                         The Calvert Fund

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor                       and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Group, Ltd.                     Officer
                         Holding Company                          and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent                           and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company                         and




                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer                            and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert-Sloan Advisers, LLC             Director
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert New World Fund, Inc.            Director
                         Investment Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         --------------
                         Alliance Capital Mgmt. L.P.             Sr. Vice President
                         Mutual Fund Division                    Director
                         1345 Avenue of the Americas
                         New York, NY 10105
                         --------------


Ronald M. Wolfsheimer    First Variable Rate Fund                Officer
                          for Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         --------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814




                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company                          and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Distributors, Inc.              Director
                         Broker-Dealer                            and
                         4550 Montgomery Avenue                  Officer
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


David R. Rochat          First Variable Rate Fund                Officer
                          for Government Income                   and
                         Calvert Tax-Free Reserves               Trustee
                         Calvert Cash Reserves
                         The Calvert Fund

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Municipal Fund, Inc.            Officer
                         Investment Company                       and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor                       and
                         4550 Montgomery Avenue                  Director
                         Bethesda, Maryland 20814
                         ---------------
                         Chelsea Securities, Inc.                Officer
                         Securities Firm                          and
                         Post Office Box 93                      Director
                         Chelsea, Vermont 05038
                         ---------------
                         Grady, Berwald & Co.                    Officer
                         Holding Company                          and
                         43A South Finley Avenue                 Director
                         Basking Ridge, NJ 07920
                         ---------------


Reno J. Martini          Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814




                         ---------------
                         Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         First Variable Rate Fund                Officer
                          for Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert New World Fund, Inc.            Director
                         Investment Company                       and
                         4550 Montgomery Avenue                  Officer
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert-Sloan Advisers, LLC             Director
                         Investment Advisor                       and
                         4550 Montgomery Avenue                  Officer
                         Bethesda, Maryland 20814
                         ---------------


Charles T. Nason         Acacia Mutual Life Insurance            Officer
                         Acacia National Life Insurance          and Director

                         Insurance Companies
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Acacia Financial Corporation            Officer
                         Holding Company                          and
                         7315 Wisconsin Avenue                   Director
                         Bethesda, Maryland 20814
                         ---------------
                         Gardner Montgomery Company              Director
                         Tax Return Preparation Services
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Acacia Federal Savings Bank             Director
                         Savings Bank
                         7600-B Leesburg Pike
                         Falls Church, Virginia 22043
                         ---------------




                         Enterprise Resources, Inc.              Director
                         Business Support Services
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Acacia Insurance Management             Officer
                          Services Corporation                    and
                         Service Corporation                     Director
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Group, Ltd.                     Director
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Director
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Director
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Shareholder Services, Inc.      Director
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Social Investment Fund          Trustee
                         Investment Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         -----------------
                         The Advisors Group, Inc.                Director
                         Broker-Dealer and
                         Investment Advisor
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------


Robert-John H.           Acacia National Life Insurance          Officer
 Sands                   Insurance Company                        and
                         7315 Wisconsin Avenue                   Director
                         Bethesda, Maryland 20814
                         ----------------
                         Acacia Mutual Life Insurance            Officer
                         Insurance Company
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ----------------




                         Acacia Financial Corporation            Officer
                         Holding Company                          and
                         7315 Wisconsin Avenue                   Director
                         Bethesda, Maryland 20814
                         ----------------
                         Acacia Federal Savings Bank             Officer
                         Savings Bank
                         7600-B Leesburg Pike
                         Falls Church, Virginia 22043
                         ---------------
                         Enterprise Resources, Inc.              Director
                         Business Support Services
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Acacia Realty Corporation               Officer
                         Real Estate Investments
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Acacia Insurance Management             Officer
                          Services Corporation                    and
                         Service Corporation                     Director
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Gardner Montgomery Company              Officer
                         Tax Return                              and
                          Preparation Services                   Director
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         The Advisors Group, Inc.                Director
                         Broker-Dealer and
                         Investment Advisor
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Group, Ltd.                     Director
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Director
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management, Co., Inc.     Director
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Shareholder Services, Inc.      Director




                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


William M. Tartikoff     Acacia National Life Insurance          Officer
                         Insurance Company
                         7315 Wisconsin Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative                  Officer
                         Services Company
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co. Inc.       Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Director
                         Broker-Dealer                            and
                         4550 Montgomery Avenue                  Officer
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor




                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------


Susan Walker Bender      Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


Katherine Stoner         Calvert Group, Ltd.                     Officer
                         Holding Company




                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


Lisa Crossley Newton     Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814




                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer
                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


Ivy Wafford Duke         Calvert Group, Ltd.                     Officer
                         Holding Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Administrative Services Co.     Officer
                         Service Company
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------
                         Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Shareholder Services, Inc.      Officer




                         Transfer Agent
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert Distributors, Inc.              Officer
                         Broker-Dealer
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         Calvert-Sloan Advisers, LLC             Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ----------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.
                         Calvert New World Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ---------------


Daniel K. Hayes          Calvert Asset Management Co., Inc.      Officer
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------
                         First Variable Rate Fund for            Officer
                          Government Income
                         Calvert Tax-Free Reserves
                         Calvert Cash Reserves
                         Calvert Social Investment Fund
                         The Calvert Fund
                         Acacia Capital Corporation
                         Calvert Municipal Fund, Inc.
                         Calvert World Values Fund, Inc.

                         Investment Companies
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


Steve Van Order          Calvert Asset Management                Officer
                         Company, Inc.




                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


Annette Krakovitz        Calvert Asset Management                Officer
                         Company, Inc.
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


John Nichols             Calvert Asset Management                Officer
                         Company, Inc.
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


David Leach              Calvert Asset Management                Officer
                         Company, Inc.
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------


Matthew D. Gelfand       Calvert Asset Management                Officer
                         Company, Inc.
                         Investment Advisor
                         4550 Montgomery Avenue
                         Bethesda, Maryland 20814
                         ------------------
                         Strategic Investment Management         Officer
                         Investment Advisor
                         1001 19th Street North
                         Arlington, Virginia 20009
                         ------------------


Item 29. Principal Underwriters

        (a) Registrant's principal underwriter also underwrites shares of Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., and Acacia Capital Corporation.

        (b)    Positions of Underwriter's Officers and Directors


Name and Principal       Position(s) with                        Position(s) with
Business Address         Underwriter                             Registrant



Barbara J. Krumsiek      Director and President                  President and Trustee

Ronald M. Wolfsheimer    Director, Senior Vice                   Treasurer
                         President and Chief Financial Officer

William M. Tartikoff     Director, Senior Vice                   Vice President and
                         President and Secretary                 Secretary

Craig Cloyed             Senior Vice President                   None

Karen Becker             Vice President, Operations              None

Steve Cohen              Vice President                          None

Geoffrey Ashton          Regional Vice President                 None

Martin Brown             Regional Vice President                 None

Janet Haley              Regional Vice President                 None

Ben Ogbogu               Regional Vice President                 None

Susan Walker Bender      Assistant Secretary                     Assistant Secretary

Katherine Stoner         Assistant Secretary                     Assistant Secretary

Lisa Crossley Newton     Assistant Secretary                     Assistant Secretary
                         and Compliance Officer

Ivy Wafford Duke         Assistant Secretary                     Assistant Secretary


        (c)    Inapplicable.


Item 30. Location of Accounts and Records

        Ronald M. Wolfsheimer, Treasurer
        and
        William M. Tartikoff, Assistant Secretary

        4550 Montgomery Avenue, Suite 1000N
        Bethesda, Maryland 20814


Item 31. Management Services

        Not Applicable


Item 32. Undertakings

        a)     Not Applicable

        (b)    Not Applicable

        (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


        SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 27th day of March, 1998.


FIRST VARIABLE RATE FUND

        By:
                         **
        ---------------------------------
        Barbara J. Krumsiek
        President and Trustee


        SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                     Title                                   Date


          **                  President and                           3/27/98
-------------------------     Trustee (Principal Executive Officer)
Barbara J. Krumsiek


          **                  Principal Accounting                    3/27/98
-------------------------     Officer
Ronald M. Wolfsheimer


          **                  Trustee                                 3/27/98
-------------------------
Richard L. Baird, Jr.


          **                  Trustee                                 3/27/98
-------------------------
Frank H. Blatz, Jr., Esq.

          **                  Trustee                                 3/27/98
-------------------------
Frederick T. Borts, M.D.


          **                  Trustee                                 3/27/98
-------------------------
Charles E. Diehl


          **                  Trustee                                 3/27/98
-------------------------
Douglas E. Feldman


          **                  Trustee                                 3/27/98
-------------------------
Peter W. Gavian


          **                  Trustee                                 3/27/98
-------------------------
John G. Guffey, Jr.


          **                  Trustee                                 3/27/98
-------------------------
M. Charito Kruvant


          **                  Trustee                                 3/27/98
-------------------------
Arthur J. Pugh


          **                  Trustee                                 3/27/98
-------------------------
David R. Rochat


          **                  Trustee                                 3/27/98
-------------------------
D. Wayne Silby


**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney Forms on file.